LEGG MASON GLOBAL ASSET MANAGEMENT TRUST

SUPPLEMENT DATED DECEMBER 1, 2015

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MARCH 1, 2015, OF

CLEARBRIDGE GLOBAL GROWTH TRUST

Effective December 31, 2015, the following supplements, and to the extent inconsistent therewith supersedes, the information contained in the fund’s Statement of Additional Information:

*    *    *    *    *

The following language replaces the section of the fund’s Statement of Additional Information titled “The Funds’ Investment Manager/Administrator/Subadviser – Portfolio Managers” with respect to the Global Growth Trust (which will be renamed ClearBridge International Growth Fund effective December 31, 2015):

Elisa Mazen, Michael Testorf, CFA, Pawel Wroblewski, CFA and Thor Olsson are the portfolio managers of the fund. Ms. Mazen has been primarily responsible for day-to-day management of the fund since 2013 and Messrs. Testorf, Wroblewski and Olsson have been primarily responsible for day-to-day management of the fund since 2015. The tables below provide information regarding other accounts for which Ms. Mazen and Messrs. Testorf, Wroblewski and Olsson have day-to-day management responsibility. The information is provided as of August 31, 2015, unless otherwise stated.

	Type of Account	Number of Accounts Managed	Total Assets Managed (billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (billions) ($)
Elisa Mazen	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	1	0.01	0	0
	Other accounts	1,707	0.65	0	0

Michael Testorf	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	0	0	0	0
	Other accounts	0	0	0	0

Pawel Wroblewski	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	0	0	0	0
	Other accounts	1	0.003	0	0

Thor Olsson	Registered investment companies	0	0	0	0
	Other pooled investment vehicles	0	0	0	0
	Other accounts	1,706	0.65	0	0

The following text replaces the section of the fund’s Statement of Additional Information titled “The Funds’ Investment Manager/Administrator/Subadviser- Portfolio Manager Compensation Structure – Portfolio Manager Securities Ownership” with respect to the Global Growth Trust (which will be renamed ClearBridge International Growth Fund effective December 31, 2015):

Portfolio Managers Securities Ownership

The table below identifies ownership of equity securities of the fund by the portfolio managers responsible for the day-to-day management of such fund. The information is provided as of August 31, 2015 unless otherwise stated. These holdings are in addition to the shares held for the portfolio managers’ benefit under the manager’s incentive compensation program.

Portfolio Manager	Dollar Range of Ownership of Fund Securities ($)
Elisa Mazen	10,001-50,000
Michael Testorf*	None
Pawel Wroblewski	None
Thor Olsson	100,001-500,000

*Information is provided as of November 30, 2015

Please retain this supplement for future reference.

CBAX221064

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